Capital Stock and Other Related Accounts	12 Months Ended
Dec. 31, 2021
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Capital Stock and Other Related Accounts
23. CAPITAL STOCK AND OTHER RELATED ACCOUNTS

	2021	2020
Capital stock	59,603	59,603
Capital adjustment	7,193,371	7,193,371
Treasury shares	(2,387,251)	—
Share premium	13,096,405	13,096,405
Merger premium	2,365,749	2,365,749
Share-based payment plans	39,870	—

Total	20,367,747	22,715,128

The issued, paid-in and registered capital stock consists of:
Common stock with a face value of $ 0.10 per share
and entitled to 1 vote each, fully paid-in (in thousands)	596,026	596,026

During the current year, based on the context and the Group’s financial position, the Board of Directors approved various plans for the acquisition of own shares.
The purpose of these plans was to use a portion of the Company’s liquidity in an efficient manner, which might result in a higher shareholder return and therefore increase shareholder value considering the current value of the shares. Pursuant to Article 64 of the Capital Markets Law, treasury stock may not exceed, as a whole, the limit of 10% of capital stock. Such acquisitions were made with realized and liquid profits, as the Company had the necessary liquidity to conduct the acquisition of treasury stock, as approved, without affecting its solvency.
The plans for the acquisition of
own shares

approved during the current year and up to the date of issuance of these financial statements are explained below:

•
Approved on February 12, 2021, for a period of 90 days, then extended for an additional 45 days, and for a maximum amount of 750 million. On June 18, the acquisition plan ended, reaching the maximum stipulated amount.

•
Approved on July 2, 2021, for a period of 60 days and for a maximum amount of 975 million. On September 3, 2021, the second treasury stock acquisition plan ended, having reached a purchase amount of 563.8 million.

•
Approved on September 24, 2021, for a period of 60 days and for a maximum amount of 700 million. On November 26, 2021, the third treasury stock acquisition plan ended, having reached a purchase amount of 661.2 million.

•
Approved on December 21, 2021, for a period of 60 days and for a maximum amount of 900 million. On February 21, 2022, the fourth treasury stock acquisition plan ended, having reached a purchase amount of 643 million.

Through the date of issuance of these consolidated financial statements, the Group acquired 10,625,520 own
shares for a total value of 2,949,860 and 10,069 ADRs for a total value of 6,816.
On the other hand, on December 21, 2021, the Company’s Board of Directors approved two employee incentive programs in order to retain certain high-ranking employees and align their interests with those of the Company and its shareholders (Note 3.17). These programs consist in delivering, to certain employees, shares of the Company’s common stock, where the effective delivery of the shares will depend on the degree of performance of the return as defined in the plans and the permanence of the employee with the Group. The cost of share-based payment plans to be settled with equity instruments was initially measured at fair value as of the date of grant, determined through a valuation model appropriate to the circumstances, amounting to 39,870 as of December 31, 2021.